Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands									3 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended
	Sep. 23, 2025	Sep. 22, 2025	Sep. 03, 2025	Jul. 28, 2025	Jan. 17, 2025	Jul. 29, 2024	Feb. 29, 2024	Apr. 17, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Common Stock [Line Items]
Aggregate number of shares issued			109,670
Purchase of warrants													500,000		500,000
Exercised shortfall warrants
Generating gross proceeds (in Dollars)											$ 158	$ 434	$ 1,815
Warrants purchase									105,000		105,000		664,883		664,883
Aggregate offering value (in Dollars)
Fair value of private warrant liability (in Dollars)									$ (64)	$ 311	$ (522)	$ 329	$ (411)	$ (842)	$ (411)	$ (842)
Expenses related to shares issued for services (in Dollars)			$ 133
Shares issued of common stock											8,512		8,512
Purchase sold per shares (in Dollars per share)													$ 4		$ 4
Transaction cost (in Dollars)							$ 1,683
Forward Purchase Agreement [Member]
Common Stock [Line Items]
Purchase sold per shares (in Dollars per share)													$ 4		$ 4
Transaction cost (in Dollars)													$ 1,700
Term Loan Warrants [Member]
Common Stock [Line Items]
Purchase of warrants									1,500,000	1,500,000	1,500,000	1,500,000
Exercised shortfall warrants
Forward Purchase Agreement Warrant [Member]
Common Stock [Line Items]
Purchase of warrants									3,874,394		3,874,394
Exercise price (in Dollars per share)						$ 4
Number of warrants subject to adjustment of exercise price						1,000,000
Exercised shortfall warrants									105,000	131,000	105,000	131,000
Exercise price of warrants decreased (in Dollars per share)				$ 1.5
Generating gross proceeds (in Dollars)									$ 158	$ 434	$ 158	$ 434
Warrants purchase									3,104,511		3,104,511
Private Warrant Liability [Member]
Common Stock [Line Items]
Fair value of private warrant liability (in Dollars)	$ 693
2024 Term Loan Warrants [Member]
Common Stock [Line Items]
Purchase of warrants													2,000,000		2,000,000
Warrants [Member]
Common Stock [Line Items]
Purchase of warrants													3,874,394		3,874,394
Warrants purchase													3,209,511		3,209,511
Additional Shortfall Warrants [Member] | Forward Purchase Agreement Warrant [Member]
Common Stock [Line Items]
Exercise price (in Dollars per share)						$ 3
Exercised shortfall warrants						1,000,000
Common Stock [Member]
Common Stock [Line Items]
Common stock, authorized													400,000,000	400,000,000	400,000,000	400,000,000
Aggregate number of shares issued													425,606
Purchase of warrants													750,000		750,000
Warrants issued, stock price (in Dollars per share)													$ 15		$ 15
Common Stock [Member] | Forward Purchase Agreement [Member]
Common Stock [Line Items]
Shares issued of common stock													425,606
Common Stock [Member] | Warrants [Member]
Common Stock [Line Items]
Purchase of warrants													375,000		375,000
Exercised shortfall warrants													664,883
Maximum [Member]
Common Stock [Line Items]
Fair value assumptions of warrants, expected term													6 years 29 days	5 years 9 months 7 days
Fair value assumptions of warrants, risk free rate													3.90%	4.30%
Fair value assumptions of warrants, expected volatility													66.00%	72.40%
Maximum [Member] | Forward Purchase Agreement Warrant [Member]
Common Stock [Line Items]
Exercise price (in Dollars per share)						$ 4
Minimum [Member]
Common Stock [Line Items]
Fair value assumptions of warrants, expected term													6 years 3 months	6 years 3 months
Fair value assumptions of warrants, risk free rate													4.40%	4.70%
Fair value assumptions of warrants, expected volatility													75.30%	73.80%
Minimum [Member] | Forward Purchase Agreement Warrant [Member]
Common Stock [Line Items]
Exercise price (in Dollars per share)						$ 2
Common Stock [Member]
Common Stock [Line Items]
Common stock, authorized									400,000,000	400,000,000	400,000,000	400,000,000
Aggregate number of shares issued											425,606
Exercise price (in Dollars per share)													$ 4		$ 4
Warrants purchase									165,971		165,971
Shares sold													1,272,055
Common Stock [Member] | Forward Purchase Agreement Warrant [Member]
Common Stock [Line Items]
Exercise price (in Dollars per share)									$ 4		$ 4
Sponsor [Member]
Common Stock [Line Items]
Aggregate number of shares issued								1,000,000					1,000,000
At-The-Market Offering [Member]
Common Stock [Line Items]
Shares sold									165,971		300,742
Proceeds from offering (in Dollars)									$ 210		$ 414
At-The-Market Offering [Member] | Sales Agreement [Member]
Common Stock [Line Items]
Aggregate offering value (in Dollars)					$ 15,000
September 2025 Offering [Member]
Common Stock [Line Items]
Offering costs (in Dollars)	$ 313	$ 130
Fair value assumptions of warrants, expected term		2 years 3 months
Fair value assumptions of warrants, risk free rate		3.50%
Fair value assumptions of warrants, expected volatility		141.00%
September 2025 Offering [Member] | Investor [Member]
Common Stock [Line Items]
Purchase of warrants		5,725,206
Exercise price (in Dollars per share)		$ 1.31
Shares sold		1,908,402
Proceeds from offering (in Dollars)		$ 2,500
Common stock offered price per share (in Dollars per share)		$ 1.31
Number of warrants used for every share to be purchased		3
Warrants issued, stock price (in Dollars per share)		$ 0.85
September 2025 Offering [Member] | Placement Agent [Member]
Common Stock [Line Items]
Purchase of warrants		143,130
Exercise price (in Dollars per share)		$ 1.6375
Warrants issued, percentage on exercise price		125.00%
Investor warrants, percentage of common stock issued		7.50%
Warrants issued, stock price (in Dollars per share)		$ 1.31